Investments Investments (Related Party Investment Transactions- Narrative) (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Apr. 28, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 01, 2016	Apr. 30, 2016	Apr. 01, 2016
Related Party Transaction [Line Items]
Increase (Decrease) in Notes Receivable, Related Parties	$ 1,100
Equity Method Investments		$ 89	$ 2,200
Proceeds from Sale of Equity Method Investments		286
Adjustments To Additional Paid In Capital, Capital Contribution		$ (202)
Related Party Transaction, Other Revenues from Transactions with Related Party					$ 39
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party			$ 390	$ 868	1,100
Affiliated Entity | Other
Related Party Transaction [Line Items]
Debt Instrument, Face Amount				1,100
Related Party Loan One [Member] | Affiliated Entity | Other
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.21%
Debt Instrument, Maturity Date			Sep. 30, 2032
Related Party Loan Two [Member] | Affiliated Entity | Other
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			5.10%
Debt Instrument, Maturity Date			Dec. 31, 2033
Recapture MLUS [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Cash, Cash Equivalents, and Short-term Investments								$ 4,300
Contract Termination [Member] | Recapture MLUS [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Cash, Cash Equivalents, and Short-term Investments						$ 5,200	$ 5,200
Metlife Investment Advisors, LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party			$ 95	$ 100	$ 81